Share Capital (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Share Capital [Line Items]
Schedule of Outstanding Stock Options

A continuity schedule of outstanding stock options is as follows:

	Number Outstanding	Weighted Average Exercise Price
		($)
Outstanding – December 31, 2023	28,990	165.38
Granted	—	—
Exercised	—	—
Forfeited	(13,860)	186.49
Outstanding – September 30, 2024	15,130	146.03
A continuity schedule of outstanding stock options is as follows:
	Number Outstanding	Weighted Average Exercise Price
		($)
Balance – December 31, 2021	8,091	1,017.60
Granted	6,533	99.04
Exercised	—	—
Forfeited	(386)	1,484.96
Balance – December 31, 2022	14,238	594.08
Granted	25,000	14.40
Exercised	—	—
Forfeited	(10,247)	392.60
Balance – December 31, 2023	28,990	165.38

Schedule of Assumptions in Calculating the Fair Value of Stock Options and Warrants	The Company used the following assumptions in calculating the grant date fair value of stock options granted for the nine-month period ended September 30, 2023:
September 30, 2023
Risk-free interest rate	3.93%
Expected life of options	5.0 years
Expected dividend yield	Nil
Volatility	132.65%
The Company used the following assumptions in calculating the fair value of stock options for the period ended:
	December 31, 2023	December 31, 2022
Risk-free interest rate	3.93%	2.14% – 4.03%
Expected life of options	3.69 years	5.0 years
Expected dividend yield	Nil	Nil
Volatility	132.65%	96.90% – 112.40%

Schedule of Incentive Stock Options Outstanding	At December 31, 2023, the Company had incentive stock options outstanding as follows:
Expiry Date	Options Outstanding	Exercise Price	Weighted Average Remaining Life
		($)	(years)
April 2, 2024	432	604.80	0.25
June 27, 2024	26	614.40	0.49
September 27, 2024	962	1,087.20	0.74
October 22, 2024	52	967.20	0.81
July 24, 2025	556	715.20	1.56
July 31, 2025	546	715.20	1.58
August 10, 2025	52	715.20	1.61
June 1, 2026	236	1,689.60	2.42
June 29, 2026	44	1,356.00	2.50
August 19, 2026	1,501	1,008.00	2.64
May 10, 2027	13	189.60	3.36
August 17, 2027	3,212	96.00	3.63
September 20, 2027	140	55.20	3.72
February 13, 2028	21,218	14.40	4.12
	28,990	165.38	3.69

Warrant [Member]
Share Capital [Line Items]
Schedule of Outstanding Stock Options	A continuity schedule of outstanding share purchase warrants is as follows:
	Number Outstanding	Weighted Average Exercise Price
		($)
Balance – December 31, 2021	18,692	1,639.20
Exercised	—	—
Expired	(11,662)	1,540.80
Issued	322,878	54.72
Balance – December 31, 2022	329,908	91.84
Exercised	(283,875)	16.19
Expired	—	—
Issued	850,612	3.83
Balance – December 31, 2023(1)	896,645	32.36

(1)      Unit A warrant balance is 7,030 as of December 31, 2023 and 2022.

Schedule of Assumptions in Calculating the Fair Value of Stock Options and Warrants

The Company used the following assumptions in calculating the fair value of the warrants for the period ended:

December 31, 2023
Risk-free interest rate	4.13% – 4.49%
Expected life of warrants	2.06 – 4.80 years
Expected dividend yield	Nil
Volatility	132.78%
Weighted average fair value per warrant	$4.69
The Company used the following assumptions in calculating the fair value of the warrants for the period ended:
	December 31, 2023	December 31, 2022
Risk-free interest rate	4.13% – 4.49%	3.99% – 4.22%
Expected life of warrants	2.06 – 4.80 years	3.06 – 5.05 years
Expected dividend yield	Nil	Nil
Volatility	132.78%	119% – 124.9%
Weighted average fair value per warrant	$4.69	$4.16

Schedule of Continuity Outstanding Share Purchase Warrants

A continuity schedule of outstanding share purchase warrants is as follows:

	Number Outstanding	Weighted Average Exercise Price
		($)
Balance – December 31, 2022	329,908	91.84
Exercised	(283,875)	16.19
Expired	—	—
Issued	850,612	3.83
Balance – December 31, 2023	896,645	32.36
Exercised	—	—
Expired	—	—
Issued	—	—
Balance – September 30, 2024	896,645	32.36

Schedule of Share Purchase Warrants Outstanding

At September 30, 2024, the Company had share purchase warrants outstanding as follows:

Expiration Date	Warrants Outstanding	Exercise Price	Weighted Average Remaining Life
		($)	(years)
January 20, 2026	7,030	1,800.00	1.31
February 28, 2027	20,689	460.80	2.42
December 6, 2027	13,781	20.00	3.18
December 9, 2027	9,876	17.60	3.19
January 18, 2028	25,906	124.80	3.30
February 2, 2028	10,938	14.40	3.35
October 17, 2028	783,968	3.68	4.05
October 17, 2028	24,457	4.05	4.05
	896,645	32.36	3.94
At December 31, 2023, the Company had share purchase warrants outstanding as follows:
Expiration Date	Warrants Outstanding	Exercise Price	Weighted Average Remaining Life
		($)	(years)
January 20, 2026(1)	7,030	1,800.00	2.06
February 28, 2027	20,689	460.80	3.16
December 6, 2027	13,781	20.00	3.93
December 9, 2027	9,876	17.60	3.94
January 18, 2028	25,906	124.80	4.05
February 2, 2028	10,938	14.40	4.10
October 17, 2028	783,968	3.68	4.80
October 17, 2028	24,457	4.05	4.80
	896,645	32.36	4.69

(1)      Unit A warrant balance is 7,030 as of December 31, 2023 and 2022.